Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Summary of Future Minimum Lease Payments Required under Operating Leases that Have Initial or Remaining Non-Cancelable Lease Terms in Excess of One Year

Future minimum lease payments required under operating leases that have initial or remaining non-cancelable lease terms in excess of one year as of September 30, 2013, are as follows (in thousands):

Amount
2013 (remaining three months)	$97
2014	386
2015	397
2016	101
2017	3

Total	$984

Future minimum lease payments required under operating leases that have initial or remaining non-cancelable lease terms in excess of one year as of December 31, 2012, are as follows (in thousands):

Amount
2013	367
2014	363
2015	372
2016	97
2017	3

Total	$1,202